Jordan K. Thomsen Vice President, Corporate Counsel The Prudential Insurance Company of America 213 Washington Street Newark, NJ 07102 (973) 204-3146 jordan.thomsen@prudential.com

May 1, 2023

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: The Prudential Variable Appreciable Account (Registration No. 033-20000)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 46 and (ii) that the text of Post-Effective Amendment No. 46 was filed electronically on April 13, 2023 (Accession No. 0000828972-23-000026).

/s/ Jordan K. Thomsen	May 1, 2023

Jordan K. Thomsen Vice President and Corporate Counsel The Prudential Insurance Company of America	Date

via EDGAR